Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Investor Freedom® 2005 Portfolio
September 30, 2021
VIPIFF2005-NPRT3-1121
1.822891.116
Domestic Equity Funds - 8.9%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	10,255	541,782
VIP Equity-Income Portfolio Investor Class (a)	21,267	566,130
VIP Growth & Income Portfolio Investor Class (a)	25,566	645,292
VIP Growth Portfolio Investor Class (a)	5,416	556,426
VIP Mid Cap Portfolio Investor Class (a)	3,534	156,755
VIP Value Portfolio Investor Class (a)	21,845	414,835
VIP Value Strategies Portfolio Investor Class (a)	12,374	202,320
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,668,020)		3,083,540

International Equity Funds - 15.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	181,628	2,513,733
VIP Overseas Portfolio Investor Class (a)	94,405	2,716,974
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,417,294)		5,230,707

Bond Funds - 56.6%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	378,621	4,327,638
Fidelity International Bond Index Fund (a)	21,510	215,744
Fidelity Long-Term Treasury Bond Index Fund (a)	66,861	968,814
VIP High Income Portfolio Investor Class (a)	127,992	694,994
VIP Investment Grade Bond Portfolio Investor Class (a)	982,273	13,476,785
TOTAL BOND FUNDS (Cost $18,016,501)		19,683,975

Short-Term Funds - 19.5%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $6,785,449)	6,785,449	6,785,449

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $29,887,264)	34,783,671
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	34,783,671

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	4,046,691	1,453,556	1,329,137	146	19,616	136,912	4,327,638
Fidelity International Bond Index Fund	-	220,898	3,958	-	(10)	(1,186)	215,744
Fidelity Long-Term Treasury Bond Index Fund	833,509	641,768	438,715	19,600	(14,387)	(53,361)	968,814
VIP Contrafund Portfolio Investor Class	618,852	202,567	347,224	30,427	61,064	6,523	541,782
VIP Emerging Markets Portfolio Investor Class	3,057,419	1,113,314	1,546,332	121,512	158,170	(268,838)	2,513,733
VIP Equity-Income Portfolio Investor Class	652,923	227,771	394,747	22,073	36,535	43,648	566,130
VIP Government Money Market Portfolio Investor Class 0.01%	7,387,411	2,053,999	2,655,961	568	-	-	6,785,449
VIP Growth & Income Portfolio Investor Class	743,975	260,649	460,250	22,978	67,189	33,729	645,292
VIP Growth Portfolio Investor Class	630,549	253,654	337,860	76,364	50,579	(40,496)	556,426
VIP High Income Portfolio Investor Class	721,777	167,766	218,216	6,079	(2,208)	25,875	694,994
VIP Investment Grade Bond Portfolio Investor Class	14,220,767	4,068,125	4,524,590	212,502	(36,915)	(250,602)	13,476,785
VIP Mid Cap Portfolio Investor Class	180,343	47,279	98,083	700	16,529	10,687	156,755
VIP Overseas Portfolio Investor Class	2,369,156	1,267,772	1,153,765	72,755	84,458	149,353	2,716,974
VIP Value Portfolio Investor Class	478,042	144,531	299,155	1,153	49,910	41,507	414,835
VIP Value Strategies Portfolio Investor Class	233,745	65,483	146,050	376	25,682	23,460	202,320
	36,175,159	12,189,132	13,954,043	587,233	516,212	(142,789)	34,783,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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